Other Information - Future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations (Details 1) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease	€ 13,124	€ 2,780
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease	5,244	1,691
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease	7,880	1,089
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease	€ 0	€ 0